Note 5 - Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Dec. 31, 2024	Mar. 31, 2024
Statement Line Items [Line Items]
Trade payables	$ 75,389	$ 1,101,757
Tax late filing penalty	204,429	0
Advance royalty payable (Note 4)	362,644	301,967
Accrued liabilities	444,193	91,484
Due to related parties (Note 8)	124,722	86,980
Trade payables	$ 1,211,377	$ 1,582,188